Other related party transactions (Details Narrative) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Accounts payable and accrued liabilities	$ 146,197	$ 5,999
Re-imbursement of expenses	$ 0	$ 7,461